Stock-based Compensation	12 Months Ended
Dec. 31, 2013
Stock-based Compensation
Stock-based Compensation

Note 22—Stock-based Compensation

        The Company's 2013 Equity Incentive Plan provides for grants of stock options, time-based and performance-based restricted stock units ("RSUs"), stock appreciation rights, performance units and stock grants. As of December 31, 2013, the Company has 18.1 million units available for future awards. The Company estimates the cost of the stock options, time-based restricted stock units and performance-based restricted stock units awarded with reference to the fair value of PFSI's underlying common stock on the date of the award. Compensation costs are fixed, except for the performance-based restricted stock units, at the grant's estimated fair value on the grant date as all grantees are employees of PennyMac and directors of the Company. Expense relating to awards is included in Compensation in the consolidated statements of income.

        Following is a summary of the stock-based compensation expense by instrument awarded:

Year ended December 31, 2013
(in thousands)
Stock Options	$1,387
Performance-based RSUs	1,273
Time-based RSUs	672

$3,332

  Stock Options

        The Stock Option award agreements provide for the award of Stock Options to purchase the optioned common stock. In general, and except as otherwise provided by the agreement, one-third of the optioned common stock will vest on each of the first, second, and third anniversaries of the grant date, subject to the recipient's continued service through each anniversary. Compensation cost relating to Stock Options is amortized to expense using the graded vesting method. Each Stock Option will have a term of ten years from the date of grant but will expire (1) immediately upon termination of the holder's employment or other association with the Company for cause, (2) one year after the holder's employment or other association is terminated due to death or disability and (3) three months after the holder's employment or other association is terminated for any other reason.

        The fair value of each Stock Option award is estimated on the date of grant using a variant of the Black Scholes model based on the assumptions noted in the following table:

Year ended December 31, 2013
Expected volatility(1)	45%
Expected dividends	0%
Risk-free rate	0.3% - 2.3%
Expected grantee forfeiture rate	6.2% - 19.2%
(1)
Based on historical volatilities of comparable companies' common stock.

        The Company uses its historical data to estimate employee departure behavior used in the option-pricing model; groups of employees (executives and non-executives) that have similar historical behavior are considered separately for valuation purposes. The expected term of common stock options granted is derived from the option pricing model and represents the period of time that common stock options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the common stock option is based on the U.S. Treasury yield curve in effect at the time of grant.

        The table below summarizes stock option award activity and compensation expense:

Year ended December 31, 2013
Number of Stock Options
Outstanding at beginning of year	—
Granted	425,796
Exercised	—
Expired or canceled	(7,011)

Outstanding at end of year	418,785

Weighted-average exercise price per share:
Outstanding at beginning of year	$—
Granted	21.03
Exercised	—
Expired or canceled	21.03
Outstanding at end of year	$21.03
Number of shares exercisable at end of year	—
Weighted-average remaining contractual term (in years):
Outstanding at end of year	9.4
Exercisable at end of year	—
Aggregate intrinsic value:
Outstanding at end of year	$—
Exercisable at end of year	$—
Expected vesting amounts at year end:
Number of shares	340,061
Grant date fair value	$9.17
Weighted-average vesting period (in months)	21

  Time-Based RSUs

        The RSU grant agreements provide for the award of time-based RSUs, entitling the award recipient to one share of the Company's Class A common stock for each RSU. One-third of all time-based RSUs vest in a lump sum on each of the first, second, and third anniversaries of the vesting commencement date, subject to the recipient's continued service through each anniversary.

        Compensation cost relating to time-based RSUs is based on the grant-date fair value of the Company's Class A common stock and the number of shares expected to vest. For purposes of estimating the cost of the time-based RSUs granted, management assumes turnover rates of 6.2% - 19.2% per year based on the grantees' employee classification. Compensation cost relating to time-based RSUs is amortized to expense using the graded vesting method and is included in the Compensation expense on the accompanying consolidated statements of income.

        Following is a summary of time-based RSU activity:

Year ended December 31, 2013
Number of units
Outstanding at beginning of year	—
Granted	101,459
Vested	—
Expired or canceled	(1,141)

Outstanding at end of year	100,318

Weighted-average grant date fair value per unit:
Outstanding at beginning of year	$—
Granted	$18.03
Vested	$—
Expired or canceled	$17.14
Outstanding at end of year	$18.04
Compensation expense recorded during the year (in thousands)	$672
Year end:
Unamortized compensation cost (in thousands)	$1,099
Number of shares expected to vest	58,398
Grant date fair value	20.99
Weighted-average remaining vesting period (in months)	18

  Performance-Based RSUs

        The performance-based RSUs provide for the issuance of shares of the Company's Class A common stock based equally on the attainment of earnings per share and total shareholder return goals and are generally adjusted for grantee performance ratings. The performance period for these grants is from June 13, 2013 through December 31, 2015. The grantees' satisfaction of the performance goals will be established by review of a committee of PFSI's board of directors. Shares vested under these grants will be issued to the grantees no later than March 15, 2016.

        The performance-based RSUs contain both performance goals (attainment of earnings per share) and market goals (total shareholder return). The Company separately accounts for the performance and market goals when recognizing compensation expense relating to performance-based RSUs.

        The grant date fair value of the market goal component of the performance-based RSUs is measured using a variant of the Black-Scholes model. Key inputs are the expected volatility of the Company's Class A common stock, the risk-free interest rate and expected grantee forfeiture rates.

        Following are the inputs for grants made:

Year ended December 31, 2013
Expected volatility(1)	45%
Expected dividends	0%
Risk-free rate	0.3% - 2.3%
Expected grantee forfeiture rate	6.2% - 19.2%
(1)
Based on historical volatilities of comparable companies' common stock.

        The fair value of the performance goal component of the performance-based RSUs is measured based on the fair value of the Company's common shares at the grant date, taking into consideration management's estimate of the most probable outcome of the performance goal, and the number of shares to be forfeited during the vesting period. The cost of the performance-based RSUs is amortized to Compensation expense using the straight line method over the performance period.

        Following is a summary of performance-based RSU activity:

Year ended December 31, 2013
Number of units
Outstanding at beginning of year	—
Granted	500,373
Vested	—
Expired or canceled	(9,375)

Outstanding at end of year	490,998

Weighted-average per unit grant date fair value:
Outstanding at beginning of year	$—
Granted	$11.29
Vested	$—
Expired or canceled	$10.85
Outstanding at end of year	$11.30
Compensation expense recorded during the year (in thousands)	$1,273
Year end:
Unamortized compensation cost (in thousands)	$4,364
Number of shares expected to vest	448,639
Grant date fair value of shares expected to vest	20.99
Weighted-average remaining vesting period (in months)	18